Longterm deposits (Tables)	6 Months Ended
Mar. 31, 2024
Longterm deposits
Schedule of long-term deposits
	March 31,	September 30,
	2024	2023
	(unaudited)
Construction deposit (a)	$831,129	$822,505
Deposit for acquisition of land use rights (b)	276,997	274,123
Long-term deposits	$1,108,126	$1,096,628